Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Benefit Street Partners Realty Operating Partnership, L.P. (the “Company”)

Benefit Street Partners Operating Partnership, LP

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re:	BSPRT 2018-FL4 Issuer, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BSPRT 2018-FL4 Accounting Tape.xlsx” provided to us on September 17, 2018 (the “Data File”) containing information on 32 mortgage assets (the “Mortgage Assets”) and the related 51 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral in the offering of the BSPRT 2018-FL4 Issuer, Ltd., Floating Rate Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in October 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Assets and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia

September 17, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report, Phase I Environmental Report
City	Appraisal Report, Engineering Report, Phase I Environmental Report
State	Appraisal Report, Engineering Report, Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report, Phase I Environmental Report
Year Built	Appraisal Report, Engineering Report, Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Number of Units	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Lien Position	Title Policy
Ownership Interest	Final Title Policy, Pro Forma
Loan Purpose	Settlement Statement, Asset Summary Report
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement
Mortgage Asset Initial Funded Amount ($)	Loan Agreement
Mortgage Asset Cut-off Date Balance ($)	Servicer Report Provided by the Company
Mortgage Loan Cut-off Date Commitment ($)	Promissory Note, Loan Agreement
Pari Passu Debt Amount ($)	Provided by the Company
Whole Loan Cut-off Date Commitment ($)	Loan Agreement
Current Existing Additional Debt (Y/N)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents
Current Existing Additional Debt Type	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents
Current Existing Additional Debt Amount	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents
Additional Financing Permitted in Future (Y/N)	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement, Deed of Trust, Secondary Financing Documents

A-1

Attribute	Source Document(s)
Future Funding Trigger / Requirement	Loan Agreement
Loan Type(Fixed / Floating)	Loan Agreement
Index	Loan Agreement
Original IO Term (Months)	Loan Agreement
Gross Margin	Loan Agreement, Loan Modification Agreement
Margin Step Up / Change Trigger	Loan Agreement
LIBOR Floor	Loan Agreement, Loan Modification Agreement
LIBOR Cap Strike Rate	Interest Rate Cap Agreement, LIBOR Cap Transaction Summary, Loan Agreement
LIBOR Cap Strike Rate After Extension	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement, LIBOR Cap Transaction Summary, Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
LIBOR Rounding Factor	Loan Agreement
Index Determination Lookback (in days)	Loan Agreement
Amortization Type	Loan Agreement
Initial Maturity Date	Loan Agreement, Extension Option Execution Agreement
Amortization Type During Extensions	Loan Agreement
Amortization Type During Extensions Description	Loan Agreement
Extension Options Conditions Description	Loan Agreement, Extension Option Execution Agreement
Extension Options	Loan Agreement, Extension Option Execution Agreement
First Extension Period (months)	Loan Agreement, Extension Option Execution Agreement
Second Extension Period (months)	Loan Agreement, Extension Option Execution Agreement
Third Extension Period (months)	Loan Agreement, Extension Option Execution Agreement
First Extension Fee	Loan Agreement, Extension Option Execution Agreement
Second Extension Fee	Loan Agreement, Extension Option Execution Agreement
Third Extension Fee	Loan Agreement, Extension Option Execution Agreement

A-2

Attribute	Source Document(s)
Fully Extended Maturity Date	Loan Agreement, Extension Option Execution Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Prepayment Provision String	Loan Agreement, Extension Option Execution Agreement
Remaining Call Protection String (Cut-off Date)	Loan Agreement, Extension Option Execution Agreement
Upfront Minimum Interest Period	Loan Agreement
Physical Occupancy	Underwriting Summary, Borrower Rent Roll
Physical Occupancy As of Date	Underwriting Summary, Borrower Rent Roll
Appraiser Name	Appraisal Report
As-Is Appraised Value	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary

A-3

Attribute	Source Document(s)
Second Most Recent RevPAR	Underwriting Summary
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
UW Occupancy	Underwriting Summary
Underwritten EGI ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
UW Stabilized Occupancy	Underwriting Summary
Underwritten Stabilized EGI ($)	Underwriting Summary
Underwritten Stabilized Expenses ($)	Underwriting Summary
Underwritten Stabilized NOI ($)	Underwriting Summary
Underwritten Stabilized Reserves ($)	Underwriting Summary
Underwritten Stabilized NCF ($)	Underwriting Summary
Appraisal Stabilized Occupancy	Underwriting Summary, Appraisal Report
Appraisal Stabilized EGI ($)	Underwriting Summary, Appraisal Report
Appraisal Stabilized Expenses ($)	Underwriting Summary, Appraisal Report
Appraisal Stabilized NOI ($)	Underwriting Summary, Appraisal Report
Appraisal Stabilized Reserves ($)	Underwriting Summary, Appraisal Report
Appraisal Stabilized NCF ($)	Underwriting Summary, Appraisal Report
Cross-collateralized (Y/N)	Provided by the Company

A-4

Attribute	Source Document(s)
Recourse (Y / N / Partial)	Provided by the Company
Borrower	Promissory Note, Loan Agreement
Sponsor / Guarantor	Guaranty Agreement, Loan Agreement
Related Group	Guaranty Agreement, Loan Agreement
Ground Lease (Y/N)	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease, Ground Lease Estoppel
Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Largest Tenant Lease Expiration	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
2nd Largest Tenant Lease Expiration	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
3rd Largest Tenant Lease Expiration	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
4th Largest Tenant Lease Expiration	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
5th Largest Tenant Lease Expiration	Underwriting Summary, Borrower Rent Roll, Lease Agreement, Tenant Estoppel
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement
Lockbox Type	Loan Agreement, Cash Management Agreement
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Cash Management Type	Loan Agreement, Cash Management Agreement

A-5

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Required (Y/N)	Seismic Report and Certificate of Property Insurance
Tax Escrow (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Tax Escrow (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Replacement Reserve Note	Loan Agreement
Replacement Reserve Cap	Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
TI/LC Reserve (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
TI/LC Reserve Note	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Other Reserves (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves Note	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves Cap	Loan Agreement
Other Reserves 2 (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement

A-6

Attribute	Source Document(s)
Other Reserves 2 (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves 2 Note	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves 2 Cap	Loan Agreement
Other Reserves 3 (Cut-off Date) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves 3 (Monthly) ($)	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves 3 Note	Servicer Report Provided by the Company, Settlement Statement, Loan Agreement
Other Reserves 3 Cap	Loan Agreement

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Mortgage Asset Cut-off Date Balance	Mortgage Asset Cut-off Date Balance divided by the sum of Mortgage Asset Cut-off Date Balances
Future Funding Participation Commitment ($)	Whole Loan Cut-off Date Commitment less Mortgage Asset Initial Funded Amount
Future Funding Participation Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Commitment ($) less Mortgage Asset Cut-off Date Balance ($)
Mortgage Asset Cut-off Date Balance / Unit ($)	The sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Debt Amount ($), divided by Number of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	The sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Debt Amount divided by Number of Units.
Mortgage Asset Balloon Payment ($)	For all loans for which Amortization Type is “Interest Only,” the amount equal to the Mortgage Loan Cut-off Date Commitment ($). For all loans for which Amortization Type is “Partial IO” or “Amortizing,” the amount based off amortization methodology in Loan Agreement.
Mortgage Asset Balloon Payment / Unit ($)	Mortgage Asset Balloon Payment ($) for the whole loan divided by Number of Units
Mortgage Asset Interest Rate	The sum of Gross Margin and assumed LIBOR of 2.13444%, however, if assumed LIBOR is lower than LIBOR Floor, then the sum of Gross Margin and LIBOR Floor will be used, and if assumed LIBOR is greater than LIBOR Cap Strike Rate, then Gross Margin plus LIBOR Cap Strike Rate will be used
Annual Debt Service ($)	Mortgage Asset Interest Rate multiplied by Interest Accrual Method multiplied by the sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Debt Amount ($). For all loans for which Amortization Type is “Partial IO” or “Amortizing,” the amount based off amortization methodology in Loan Agreement.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Original Loan Term (Months)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Remaining Term (Months)	Original Loan Term (Months) minus Seasoning.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Seasoning

B-1

Attribute	Calculation Methodology
Cut-off Balance As-Is LTV	The sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Debt Amount, divided by As-Is Appraised Value.
Committed Cut-off Balance Stabilized LTV	Mortgage Asset Balloon Payment ($) for the whole loan divided by Stabilized Appraised Value.
Cut-off Balance UW NOI Debt Yield	Underwritten NOI ($) divided by the sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Amount ($).
Cut-off Balance UW NCF Debt Yield	Underwritten NCF ($) divided by the sum of Mortgage Asset Cut-off Date Balance ($) and Pari Passu Amount ($).
Cut-off Balance UW NOI DSCR	Underwritten NOI ($) divided by Annual Debt Service ($).
Cut-off Balance UW NCF DSCR	Underwritten NCF ($) divided by Annual Debt Service ($).
Committed Balance UW Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by the Mortgage Asset Balloon Payment ($) for the whole loan.
Committed Balance UW Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by the Mortgage Asset Balloon Payment ($) for the whole loan.
Committed Balance UW Stabilized NOI DSCR	For all loans for which Amortization Type is “Interest Only,” Underwritten Stabilized NOI ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method. For all loans for which Amortization Type is “Partial IO” or “Amortizing,” Loans, Underwritten Stabilized NOI ($) divided by the Annual Debt Service ($) for the whole loan.
Committed Balance UW Stabilized NCF DSCR	For all loans for which Amortization Type is “Interest Only,” Underwritten Stabilized NCF ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method. For all loans for which Amortization Type is “Partial IO” or “Amortizing,” Underwritten Stabilized NCF ($) divided by the Annual Debt Service ($) for the whole loan.
Committed Balance Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the Mortgage Asset Balloon Payment ($) for the whole loan.
Committed Balance Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the Mortgage Asset Balloon Payment ($) for the whole loan.

B-2

Attribute	Calculation Methodology
Committed Balance Appraisal Stabilized NOI DSCR	For all loans for which Amortization Type is “Interest Only,” Appraisal Stabilized NOI ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method. For all loans for which Amortization Type is “Partial IO” or “Amortizing,” Appraisal Stabilized NOI ($) divided by the Annual Debt Service ($) for the whole loan.
Committed Balance Appraisal Stabilized NCF DSCR	For all loans for which Amortization Type is “Interest Only,” Appraisal Stabilized NCF ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method. For all loans for which Amortization Type is “Partial IO” or “Amortizing,” Appraisal Stabilized NCF ($) divided by the Annual Debt Service ($) for the whole loan.
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Attribute:
Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
2, 2.01	Number of Units	Provided by the Company
2, 2.01	Unit of Measure	Provided by the Company
2	Physical Occupancy	Provided by the Company
2, 2.01, 2.02, 2.03	Cut-off Balance UW NOI DSCR	Provided by the Company
2, 2.01, 2.02, 2.03	Cut-off Balance UW NCF DSCR	Provided by the Company
4, 4.01, 4.02, 4.03, 4.04, 4.05, 4.06, 4.07	Cut-off Balance As-Is LTV	Provided by the Company
6	Cut-off Balance UW NOI DSCR	Provided by the Company
6	Cut-off Balance UW NCF DSCR	Provided by the Company
6	Committed Balance Appraisal Stabilized NOI Debt Yield	Provided by the Company
6	Committed Balance Appraisal Stabilized NCF Debt Yield	Provided by the Company
6	Committed Balance Appraisal Stabilized NOI DSCR	Provided by the Company
6	Committed Balance Appraisal Stabilized NCF DSCR	Provided by the Company
6	Committed Balance UW Stabilized NOI Debt Yield	Provided by the Company
6	Committed Balance UW Stabilized NCF Debt Yield	Provided by the Company
6	Committed Balance UW Stabilized NOI DSCR	Provided by the Company
6	Committed Balance UW Stabilized NCF DSCR	Provided by the Company

C-1

Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
6	Cut-off Balance As-Is LTV	Provided by the Company
6	Committed Balance Stabilized LTV	Provided by the Company
7	Committed Balance UW Stabilized NOI DSCR	Provided by the Company
7	Committed Balance UW Stabilized NCF DSCR	Provided by the Company
7	Committed Balance Appraisal Stabilized NOI DSCR	Provided by the Company
7	Committed Balance Appraisal Stabilized NCF DSCR	Provided by the Company
8	Committed Balance UW Stabilized NOI DSCR	Provided by the Company
8	Committed Balance UW Stabilized NCF DSCR	Provided by the Company
8	Committed Balance Appraisal Stabilized NOI DSCR	Provided by the Company
8	Committed Balance Appraisal Stabilized NCF DSCR	Provided by the Company
9	Recourse (Y / N / Partial)	Provided by the Company
12	LIBOR Cap Provider	Provided by the Company
15, 15.01, 15.02, 15.03	Cut-off Balance As-Is LTV	Provided by the Company
17	Cut-off Balance UW NOI DSCR	Provided by the Company
17	Cut-off Balance UW NCF DSCR	Provided by the Company
18	LIBOR Cap Provider	Provided by the Company
20	Cut-off Balance UW NOI DSCR	Provided by the Company
20	Cut-off Balance UW NCF DSCR	Provided by the Company
21	Cut-off Balance As-Is LTV	Provided by the Company
23	Cut-off Balance UW NOI Debt Yield	Provided by the Company
23	Cut-off Balance UW NCF Debt Yield	Provided by the Company
23	Cut-off Balance UW NOI DSCR	Provided by the Company

C-2

Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
23	Cut-off Balance UW NCF DSCR	Provided by the Company
24	Mortgage Asset Cut-off Date Balance ($)	Provided by the Company
26	Mortgage Asset Cut-off Date Balance ($)	Provided by the Company

C-3